Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Accumulated amortization, beginning balance	$ 468	$ 694
Additions	235	223
Disposals		(449)
Accumulated amortization, ending balance	$ 703	$ 468